Deferred tax assets and liabilities (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	₨ 0	₨ 0	₨ 0
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax assets, property, Plant and Equipment [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	272,291	294,626	259,470
Deferred tax expense (income) recognised in profit or loss	(22,335)	35,156
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, intangible assets [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(146,703)	(148,106)	(127,280)
Deferred tax expense (income) recognised in profit or loss	1,403	(20,826)
Deferred tax relating to items credited (charged) directly to equity	0	0
Deferred tax liabilities, finance Lease obligations [Member]
Disclosure Of Deferred tax assets and liabilities [Line Items]
Deferred tax liability (asset)	(125,588)	(146,520)	₨ (132,190)
Deferred tax expense (income) recognised in profit or loss	20,932	(14,330)
Deferred tax relating to items credited (charged) directly to equity	₨ 0	₨ 0